Related Party Loans - Schedule of Principal Amount, Maturity Date and Interest Rate for the Loans (Details) - USD ($)	9 Months Ended		12 Months Ended
	Jun. 30, 2025		Sep. 30, 2024
Aw Jeen Rong [Member]
Related Party Transaction [Line Items]
Principal	$ 104,451	[1]	$ 106,744
Interest Rate		[1]	8.00%
Lending Date	Aug. 04, 2024	[1]	Aug. 04, 2024
Due	February 4, 2025 (extended to April 30, 2026)	[1]	February 4, 2025 (extended to April 30, 2026)
Aw Jeen Rong [Member]
Related Party Transaction [Line Items]
Principal	$ 142,433	[1]	$ 145,560
Interest Rate		[1]	8.00%
Lending Date	Aug. 15, 2024	[1]	Aug. 15, 2024
Due	February 15, 2025 (extended to April 30, 2026)	[1]	February 15, 2025 (extended to April 30, 2026)
Liu Yu [Member]
Related Party Transaction [Line Items]
Principal	$ 101,246		$ 103,469
Interest Rate			8.00%
Lending Date	Sep. 04, 2024		Sep. 04, 2024
Due	March 5, 2025 (extended to April 30, 2026)		March 5, 2025 (extended to April 30, 2026)

[1]	Mr. Aw Jeen Rong resigned as director of Graphjet on March 14, 2025, and his balance as of September 30, 2024 was reclassified from loan from a director to loan from a prior shareholder to conform to the current year’s presentation.